17. PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2018
Property Plant And Equipment Net Tables Abstract
Schedule of detailed information about property, plant and equipment
	Weighted average depreciation rate (p.a.)	12.31.17	Additions	Disposals	Restatement by Hyperinflation (1)	Exchange rate variation	Transfers (2)	12.31.18
Cost
Land	-	706.2	0.1	(25.7)	32.7	(17.2)	(159.3)	536.9
Buildings and improvements	-	6,102.8	4.8	(113.4)	205.3	(4.3)	1,251.1	7,446.3
Machinery and equipment	-	8,881.2	64.3	(234.5)	346.4	(77.8)	(707.2)	8,272.5
Facilities	-	2,175.0	0.7	(21.1)	0.3	8.9	(2,019.5)	144.3
Furniture and fixtures	-	171.5	25.3	(5.6)	9.5	1.6	(42.3)	160.0
Vehicles	-	28.6	3.1	(0.7)	2.8	0.2	(16.5)	17.5
Construction in progress	-	453.9	585.4	-	15.5	(25.2)	(619.9)	409.7
Advances to suppliers	-	13.7	0.4	-	-	1.2	(1.9)	13.5
		18,532.9	684.1	(401.0)	612.5	(112.6)	(2,315.5)	17,000.7

Depreciation
Buildings and improvements	3.00%	(1,872.4)	(188.1)	28.9	(63.5)	(12.5)	(471.3)	(2,578.8)
Machinery and equipment	5.95%	(3,656.5)	(562.7)	136.1	(192.7)	(0.2)	655.6	(3,620.4)
Facilities	4.49%	(724.5)	(93.8)	13.0	(0.2)	3.5	778.7	(23.3)
Furniture	8.09%	(77.7)	(17.0)	3.2	(7.0)	(0.7)	28.3	(71.0)
Vehicles	19.91%	(11.2)	(2.1)	0.5	(2.6)	0.9	4.3	(10.2)
		(6,342.3)	(863.7)	181.7	(266.0)	(9.0)	995.6	(6,303.7)
		12,190.6	(179.6)	(219.3)	346.5	(121.6)	(1,319.9)	10,697.0

	Weighted average depreciation rate (p.a.)	12.31.16	Additions	Business combinations	Disposals	Transfers	Exchange rate variation	12.31.17
Cost
Land	-	575.9	6.2	123.5	(2.0)	6.1	(3.5)	706.2
Buildings and improvements	-	5,648.6	60.2	258.8	(36.7)	183.6	(11.8)	6,102.8
Machinery and equipment	-	7,994.1	57.9	389.1	(175.4)	569.8	45.7	8,881.2
Facilities	-	2,047.9	14.8	-	(25.8)	137.3	0.8	2,175.0
Furniture	-	163.5	2.1	16.1	(4.2)	5.8	(11.8)	171.5
Vehicles	-	27.3	0.3	4.8	(8.9)	4.8	0.3	28.6
Construction in progress	-	886.0	693.6	13.6	(5.6)	(1,091.0)	(42.7)	453.9
Advances to suppliers	-	16.1	15.8	-	-	(17.6)	(0.6)	13.7
		17,359.4	850.9	805.9	(258.6)	(201.2)	(23.6)	18,532.9

Depreciation
Buildings and improvements	3.02%	(1,694.4)	(184.0)	(11.4)	17.0	3.7	(3.4)	(1,872.4)
Machinery and equipment	5.93%	(3,193.9)	(567.2)	(21.0)	107.4	3.5	14.7	(3,656.5)
Facilities	3.78%	(646.3)	(91.3)	-	10.8	0.5	1.8	(724.5)
Furniture	8.05%	(66.5)	(13.4)	-	3.1	(0.9)	-	(77.7)
Vehicles	19.99%	(12.1)	(3.2)	(2.8)	7.2	(1.3)	1.0	(11.2)
		(5,613.2)	(859.1)	(35.2)	145.5	5.5	14.1	(6,342.3)
		11,746.2	(8.2)	770.7	(113.1)	(195.7)	(9.5)	12,190.6

Schedule of total amount of fully depreciated items still operating
	12.31.18	12.31.17
Cost
Buildings and improvements	151.8	138.2
Machinery and equipment	692.1	700.0
Facilities	85.6	74.0
Furniture and fixtures	27.3	22.7
Vehicles	5.3	5.3
	962.1	940.2

Schedule of book value of the collateral property, plant and equipment
		12.31.18	12.31.17
	Type of collateral	Book value of the collateral	Book value of the collateral
Land	Financial/Tax	239.0	330.0
Buildings and improvements	Financial/Tax	1,220.7	1,290.4
Machinery and equipment	Financial/Labor/Tax/Civil	1,877.4	2,318.7
Facilities	Financial/Tax	579.4	540.9
Furniture and fixtures	Financial/Tax	18.6	21.9
Vehicles	Financial/Tax	0.6	1.5
Other	Financial/Tax	-	0.4
		3,935.7	4,503.8